NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

SUPPLEMENT DATED JUNE 22, 2012

TO THE PROSPECTUS DATED

JANUARY 31, 2012

Joel Drescher has been named a portfolio manager of the Funds, effective immediately. Gunther Stein and Ross Sakamoto will continue to serve as portfolio managers for the Funds.

Mr. Drescher, Co-Director of Equity and Portfolio Manager, is responsible for co-heading Symphony Asset Management LLC’s (“Symphony”) equity investment strategies along with Ross Sakamoto. Prior to joining Symphony in 2012, Mr. Drescher was a Sector Manager at Ascend Capital, where he was responsible for managing all aspects of the investment process for the firm’s consumer discretionary portfolio. Previously, he was the Chief Operations Officer and a Senior Research Analyst at Odyssey Value Advisors and earlier in his career a Financial Analyst in the investment banking group at ING Barings, LLC. Mr. Drescher received an MBA and JD from the University of California at Berkeley’s Haas School of Business and Boalt Hall School of Law, respectively, as well as a BA, conferred with Honors, from Stanford University.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMPHP-0612P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

SUPPLEMENT DATED JUNE 22, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

JANUARY 31, 2012

Joel Drescher has been named a portfolio manager of the Funds, effective immediately. Gunther Stein and Ross Sakamoto will continue to serve as portfolio managers for the Funds.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SYMSAI-0612P